Consolidated companies as of December 31, 2021 (Tables)	12 Months Ended
Dec. 31, 2021
Consolidated companies as of December 31, 2021
Disclosure of voting rights in consolidated companies

		Year ended December 31,
		2021		2020	2019
Name of the subsidiary	Country	% voting right Galapagos NV (directly or indirectly through subsidiaries)	Change in % voting right previous period (2021 vs 2020)	% voting right Galapagos NV (directly or indirectly through subsidiaries)	% voting right Galapagos NV (directly or indirectly through subsidiaries)

BioFocus DPI AG (liquidated)	Switzerland	0%		0%	100%
Galapagos Biopharma Belgium BV	Belgium	100%		100%	100%
Galapagos Biopharma Netherlands B.V.	The Netherlands	100%		100%	100%
Galapagos Biopharma Spain S.L.U.	Spain	100%		100%	100%
Galapagos Biopharma Italy S.r.l.	Italy	100%		100%	100%
Galapagos Biopharma Germany GmbH	Germany	100%		100%	100%
Galapagos Biopharma Sweden AB	Sweden	100%	100%	0%	0%
Galapagos Biopharma Norway AS	Norway	100%	100%	0%	0%
Galapagos Biopharma Finland Oy	Finland	100%	100%	0%	0%
Galapagos Biopharma Denmark ApS	Denmark	100%	100%	0%	0%
Galapagos Biopharma Austria GmbH	Austria	100%	100%	0%	0%
Galapagos Biopharma Ireland Ltd	Ireland	100%	100%	0%	0%
Galapagos B.V.	The Netherlands	100%		100%	100%
Galapagos Biotech Ltd (formerly Inpharmatica Ltd.)	United Kingdom	100%		100%	100%
Galapagos GmbH	Switzerland	100%		100%	100%
Galapagos, Inc. (formerly Biofocus, Inc.)	United States	100%		100%	100%
Galapagos NV	Belgium	Parent company		Parent company	Parent company
Galapagos Real Estate Belgium BV (former Galapagos Real Estate 1 BV)	Belgium	100%		100%	100%
Galapagos Real Estate 2 BV	Belgium	0%		0%	100%
Galapagos Real Estate Netherlands B.V.	The Netherlands	100%		100%	100%
Galapagos SASU	France	100%		100%	100%
Fidelta d.o.o.	Croatia	0%	(100%)	100%	100%
Xenometrix, Inc. in liquidation	United States	100%		100%	100%